Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	GROWTH FUND OF AMERICA
Central Index Key	0000044201
Amendment Flag	false
Document Creation Date	Dec. 29, 2016
Document Effective Date	Jan. 01, 2017
Prospectus Date	Jan. 01, 2017
GROWTH FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	AGTHX
GROWTH FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RGAAX
GROWTH FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RGABX
GROWTH FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RGACX
GROWTH FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RGAEX
GROWTH FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RGAFX
GROWTH FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	AGRBX
GROWTH FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	GFACX
GROWTH FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	GFAFX
GROWTH FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CGFAX
GROWTH FUND OF AMERICA® | Class 529-B
Prospectus:
Trading Symbol	CGFBX
GROWTH FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CGFCX
GROWTH FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CGFEX
GROWTH FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CGFFX
GROWTH FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	GFFFX
GROWTH FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RGAGX
GROWTH FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RGEBX
GROWTH FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RGAHX
GROWTH FUND OF AMERICA® | Class F-3
Prospectus:
Trading Symbol	GAFFX